Convertible Debt - Net	9 Months Ended
Mar. 31, 2016
Debt Disclosure [Abstract]
Convertible Debt - Net

NOTE 7. CONVERTIBLE DEBT - NET

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 8.

Third Party

Balance June 30, 2015	$-

Proceeds	867,578

Repayments	-

Less: gross debt discount recorded	(867,578)

Add: Amortization of Debt Discount	192,663

Less Current portion	-

Long-Term Convertible Debt	$192,663

On October 2, 2014, the Company completed an offering of its 3.85% Convertible Promissory Notes (the “3.85% Notes”) in the aggregate principal amount of $617,578 and on December 7, 2015 the Company completed an offering of its 10% Convertible Promissory Notes (the “10% Notes”) in the aggregate principal amount of $250,000 (the “10% Notes”, and together with the 3.85% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. The entire aggregate principal amount of the Notes of $867,578 was outstanding as of March 31, 2016, such amount being exclusive of securities converted into the Notes separate from the offering of the Notes. Pursuant to the offering of the Notes, the Company received $617,578 and $250,000 in net proceeds on October 2, 2015 and December 7, 2015, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the two year anniversary of said date. Upon a default of the Notes, the interest rate will increase to 18%. The principal balance of each Note and all unpaid interest will become due and payable twenty-four (24) months after the date of issuance. The Notes may be prepaid with or without a penalty depending on the date of the prepayment. The principal and interest under the 3.85% Notes are converted at $0.017 or $0.026. The principal and interest under the 10% Notes are convertible into shares of the Company’s common stock at 75% times the Volume Weighted Average Price for a 5 days period prior to the conversion date as quoted on the OTC market and pursuant to the terms of a Security Purchase Agreement, dated as of October 2, 2015 and December 7, 2015, as applicable, by and between the Company and each Investor.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, each dated as of October 2, 2015 and December 7, 2015 and each by and between us and each of the Investors.

(B) Terms of Debt

The debt carries interest between 3.85% and 10%, and is due in October 2017 and December 2017.

All convertible debt in connection with the Notes Offering are convertible at $0.017, $0.026 and $0.176/share (on March 31, 2016), however, the Notes include a “ratchet feature”, which allows for a lower offering price based on market prices.

(C) Future Commitments

At March 31, 2016, the Company has outstanding convertible debt of $867,578 which is payable within the next twenty-four months.